Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Lease Expenses	The Company’s lease expenses were as follows:
		Year ended December 31,
	2023	2022	2021
Lease expense	$45,891	$47,425	$50,103

Schedule of Other Information Related to Operating Leases	Other information related to operating leases as follows:
	December 31,
	2023	2022	2021
Weighted-average remaining lease term — operating leases (years)	0.166	1.166	1.166
Weighted-average discount rate — operating leases (%)	6.00	6.00	6.00

Schedule of Undiscounted Maturities of Operating Lease Payments	Undiscounted maturities of operating lease payments are summarized as follows:
December 31, 2023
2024	$8,126
Total undiscounted cash flows	$8,126
Less: imputed interest	$583
Operating lease liabilities	$7,543